ProShares S&P 500 Dynamic Buffer ETF Expense Example - ProShares S&P 500 Dynamic Buffer ETF - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	$ 186